Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Composition of Lease Liability Balances - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of Lease Liability Balances [Line Items]
Total	$ 66,882	$ 104,516
Lease liability
Schedule of Composition of Lease Liability Balances [Line Items]
Total	$ 66,882	$ 104,516